Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
362,618	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$17,956,408	2.9

	Total Exchange-Traded Funds
	(Cost $18,116,240)	17,956,408	2.9

MUTUAL FUNDS: 96.8%
	Affiliated Investment Companies: 96.8%
4,703,291	Voya Emerging Markets Index Portfolio - Class I	48,020,599	7.8
243,660	(1) Voya Russell Large Cap Growth Index Portfolio Class I	12,950,545	2.1
1,152,825	(1) Voya VACS Index Series EM Portfolio	12,139,244	2.0
12,337,167	(1) Voya VACS Index Series I Portfolio	123,618,412	20.2
3,351,580	(1) Voya VACS Index Series MC Portfolio	32,409,779	5.3
32,530,652	(1) Voya VACS Index Series S Portfolio	329,535,505	53.7
3,589,394	(1) Voya VACS Index Series SC Portfolio	34,745,333	5.7

	Total Mutual Funds
	(Cost $589,107,871)	593,419,417	96.8

	Total Investments in Securities (Cost $607,224,111)	$611,375,825	99.7
	Assets in Excess of Other Liabilities	1,711,816	0.3
	Net Assets	$613,087,641	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,956,408	$–	$–	$17,956,408
Mutual Funds	593,419,417	–	–	593,419,417
Total Investments, at fair value	$611,375,825	$–	$–	$611,375,825
Other Financial Instruments+
Futures	857,074	–	–	857,074
Total Assets	$612,232,899	$–	$–	$612,232,899
Liabilities Table
Other Financial Instruments+
Futures	$(1,280,238)	$–	$–	$(1,280,238)
Total Liabilities	$(1,280,238)	$–	$–	$(1,280,238)

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$48,020,598	$-	$-	$48,020,598	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	51,543,094	9,179,092	(74,073,458)	13,351,272	-	-	(11,760,612)	-
Voya International Index Portfolio - Class P2	102,293,212	1,185,352	(107,580,638)	4,102,074	-	-	4,310,944	-
Voya Russell Large Cap Growth Index - Class I	-	11,837,398	(77,463)	1,190,610	12,950,545	-	4,186	-
Voya Russell Mid Cap Index Portfolio - Class P2	27,498,215	3,580,721	(36,990,201)	5,911,265	-	-	(3,732,282)	-
Voya Russell Small Cap Index Portfolio - Class P2	32,726,183	876,467	(43,076,934)	9,474,284	-	-	(7,421,883)	-
Voya U.S. Bond Index Portfolio - Class I	-	6,859,742	(6,859,742)	-	-	22,707	(69,738)	-
Voya U.S. Bond Index Portfolio - Class P2	19,793,920	553,785	(21,475,907)	1,128,202	-	67,630	(611,573)	-
Voya U.S. Stock Index Portfolio - Class P2	292,430,935	7,274,912	(339,120,212)	39,414,365	-	-	(21,173,019)	-
Voya VACS Index Series Emerging Markets Portfolio	-	11,790,715	(9,433)	357,962	12,139,244	-	330	-
Voya VACS Index Series I Portfolio	-	123,950,404	(909,737)	577,745	123,618,412	-	(21,020)	4,055
Voya VACS Index Series MC Portfolio	-	34,349,874	(873,437)	(1,066,658)	32,409,779	-	(3,894)	-
Voya VACS Index Series S Portfolio	-	328,983,756	(3,833,997)	4,385,746	329,535,505	-	(36,737)	-
Voya VACS Index Series SC Portfolio	-	37,584,079	(1,704,886)	(1,133,859)	34,745,334	-	32,869	-

	$526,285,559	$626,026,895	$(636,586,045)	$77,693,008	$593,419,417	$90,337	$(40,482,429)	$4,055

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	123	06/16/23	$11,153,025	$329,310
U.S. Treasury Ultra Long Bond	85	06/22/23	11,995,625	527,764
			$23,148,650	$857,074
Short Contracts:
MSCI EAFE Index	(57)	06/16/23	(5,975,025)	(204,917)
S&P 500® E-Mini	(87)	06/16/23	(17,999,213)	(1,075,321)
			$(23,974,238)	$(1,280,238)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $612,979,589.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,166,052
Gross Unrealized Depreciation	(9,192,980)
Net Unrealized Depreciation	$(2,026,928)